Consolidated Statements of Stockholders' Equity (USD $) In Thousands, except Share data	Total	Common Stock	Additional Paid-in Capital	Accumulated other comprehensive income (loss)	Retained Earnings	Treasury Stock	Excel Maritime Carriers Ltd. Stockholders' Equity	Non-controlling interest
BALANCE, at Dec. 31, 2010	$ 1,764,148	$ 851	$ 1,061,134	$ 211	$ 691,674	$ (189)	$ 1,753,681	$ 10,467
Common Shares Issued, at Dec. 31, 2010		85,127,525
Net (loss)/ gain	(16,461)				(17,021)		(17,021)	560
Stock - based compensation, number of shares (net of forfeiture)		607,477
Stock based compensation expense, value	3,330	6	3,324				3,330
Unrealized interest rate swap losses	(1,500)			(1,500)			(1,500)
BALANCE, at Jun. 30, 2011	1,749,517	857	1,064,458	(1,289)	674,653	(189)	1,738,490	11,027
Common Shares Issued, at Jun. 30, 2011		85,735,002
BALANCE, at Dec. 31, 2011	1,560,564	891	1,071,263	(3,064)	480,081	(189)	1,548,982	11,582
Common Shares Issued, at Dec. 31, 2011		89,140,176
Net (loss)/ gain	(69,384)				(70,013)		(70,013)	629
Stock - based compensation, number of shares (net of forfeiture)		(9,777)
Stock based compensation expense, value	1,584		1,584				1,584
Back Stop Agreement	5,103		5,103				5,103
Issuance of common stock, shares		4,014,926
Issuance of common stock, value	3,075	40	3,035				3,075
Cancellation of treasury stock, Shares		(78,650)
Cancellation of treasury stock, Value		(1)	(188)			189
Unrealized interest rate swap losses	(142)			(142)			(142)
BALANCE, at Jun. 30, 2012	$ 1,500,800	$ 930	$ 1,080,797	$ (3,206)	$ 410,068	$ 0	$ 1,488,589	$ 12,211
Common Shares Issued, at Jun. 30, 2012		93,066,675